Interest-Bearing Borrowings (Details)		12 Months Ended
	Nov. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Pingan Puhui Lixin Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount			¥ 78,506,284	¥ 5,965,977	$ 101,872,043
Interest rate				13.80%
Terms of transferred loans overdue		360 days
China Foreign Economy and Trade Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount			1,442,034,780	¥ 113,053,053
Interest rate				12.50%
Shanghai Xingbo [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount			¥ 43,436,307
Interest rate			12.50%
Ruijing Financial Assets Management Company [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		¥ 50,000,000
Interest rate		12.50%
Commercial Bank PRC [Member]
Interest-Bearing Borrowings [Line Items]
Loan agreement term	30 years			10 years
Principal amount	¥ 22,250,000			¥ 75,500,000
Borrowing bear annual interest rate	4.10%	4.50%
Pledged Assets One [Member]
Interest-Bearing Borrowings [Line Items]
Percentage of pledged assets			10.00%
Pledged Assets Two [Member]
Interest-Bearing Borrowings [Line Items]
Percentage of pledged assets			20.00%
Pledged Assets Three [Member]
Interest-Bearing Borrowings [Line Items]
Percentage of pledged assets			30.00%
Pledged Assets Four [Member]
Interest-Bearing Borrowings [Line Items]
Percentage of pledged assets			70.00%
Pingan Puhui [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		¥ 197,573,465
Pingan Puhui [Member] | China Foreign Economy and Trade Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		1,220,808,014
China Foreign Economy and Trade Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		¥ 1,506,610,663
Terms of transferred loans overdue		913 days
Shanghai Xingbo Enterprise Management Partnership [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		¥ 60,330,828
Zhonghai Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		¥ 253,263,591	¥ 143,964,403
Terms of transferred loans overdue		720 days
Zhonghai Trust [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		¥ 132,241,088
Cofco Trust Co. Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		902,523,554	206,493,005
Cofco Trust [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		310,475,497
Changzhou Huitong Investment Co. [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		26,311,503	¥ 56,038,750
Interest payable		64,401
Interest receivable		10,993,097
Guangxi Jinkong Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		26,169,926
Guangxi Asset [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		6,581,146
Nanjing Zijin Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		52,850,000
Jiantou Holding Limited Liability Company [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		¥ 81,660,000
Interest rate		10.00%
Jiantou Holding [Member]
Interest-Bearing Borrowings [Line Items]
Carrying amount		¥ 2,951,072
VIEs [Member]
Interest-Bearing Borrowings [Line Items]
Principal payment		¥ 5,814,431,238
Minimum [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		12.80%
Outstanding loan principal		¥ 21,830,983
Minimum [Member] | Pingan Puhui Lixin Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate			12.80%
Minimum [Member] | China Foreign Economy and Trade Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate			11.50%
Minimum [Member] | Shanghai Xingbo [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		¥ 15,483,298
Minimum [Member] | Zhonghai Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate			11.30%
Minimum [Member] | Cofco Trust Co. Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate			11.50%
Minimum [Member] | Changzhou Huitong Investment Co. [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate			11.50%
Minimum [Member] | Nanjing Zijin Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		10.00%
Minimum [Member] | Pingan Puhui [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		¥ 154,094,997
Minimum [Member] | China Foreign Economy and Trade Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		11.50%
Interest payable		¥ 732,799
Minimum [Member] | Zhonghai Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		13.20%
Minimum [Member] | Zhonghai Trust [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		¥ 264,986,906
Minimum [Member] | Cofco Trust Co. Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		11.50%
Interest payable		¥ 565,930,616
Minimum [Member] | Guangxi Jinkong Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		12.00%
Minimum [Member] | Guangxi Asset [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		¥ 13,540,106
Minimum [Member] | Jiangxi Ruijin [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		29,993,546
Minimum [Member] | Zijin Asset [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		37,920,000
Minimum [Member] | Jiantou Holding [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		¥ 42,115,116
Minimum [Member] | VIEs [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		6.00%			6.00%
Maximum [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		13.80%
Outstanding loan principal		¥ 67,320,834
Maximum [Member] | Pingan Puhui Lixin Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate			13.80%
Maximum [Member] | China Foreign Economy and Trade Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate			12.50%
Maximum [Member] | Shanghai Xingbo [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		384,798
Maximum [Member] | Zhonghai Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate			13.20%
Maximum [Member] | Cofco Trust Co. Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate			12.30%
Maximum [Member] | Changzhou Huitong Investment Co. [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate			13.00%
Maximum [Member] | Pingan Puhui [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		¥ 3,266,900
Maximum [Member] | China Foreign Economy and Trade Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		12.50%
Interest payable		¥ 604,731,147
Maximum [Member] | Zhonghai Trust Co.,Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		11.30%
Maximum [Member] | Zhonghai Trust [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		¥ 188,600,000
Maximum [Member] | Cofco Trust Co. Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		12.30%
Interest payable		¥ 194,750
Maximum [Member] | Guangxi Jinkong Asset Management Co., Ltd [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		12.50%
Maximum [Member] | Guangxi Asset [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		¥ 300,077
Maximum [Member] | Jiangxi Ruijin [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		104,144
Maximum [Member] | Zijin Asset [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		11,951
Maximum [Member] | Jiantou Holding [Member]
Interest-Bearing Borrowings [Line Items]
Interest payable		¥ 372,784
Maximum [Member] | VIEs [Member]
Interest-Bearing Borrowings [Line Items]
Interest rate		8.70%			8.70%